Discontinued Operation and Disposal Groups Held for Sale - Schedule of Assets of Disposal Groups Classified as Held for Sale (Details) - Disposal Groups Classified as Held for Sale [Member]
€ in Thousands
Dec. 31, 2023 EUR (€)
Schedule of Assets of Disposal Groups Classified as Held for Sale [Line Items]
Cash and cash equivalents	€ 428
Short-term deposits	12
Receivable from concession project	23,426
Trade and other receivables	587
Right-of-use asset	1,204
Intangible asset	917
Restricted cash and deposits	1,694
Long term receivables	29
Total	€ 28,297